Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements
B.1. Significant transactions for the first half of 2025
B.1.1. Opella - Loss of control and equity interest in OPAL JV Co
On April 30, 2025, Sanofi and CD&R closed the Opella transaction following the signature of the share purchase agreement (SPA) on February 18, 2025. Sanofi retains a significant shareholding in Opella, through a 48.2% equity interest in OPAL JV Co (formed in Luxembourg), which indirectly holds 100% of Opella. Bpifrance owns a 1.8% equity interest, and is represented on Opella’s Board.
Completion of the deal resulted in the loss of control of Opella by Sanofi and the derecognition of Opella’s assets and liabilities. This resulted in a net gain of €2.7 billion, reported within the line item Net income from discontinued operations in the consolidated income statement. The proceeds from the divestment of Opella, determined on the basis of a €16 billion enterprise value, reflected the estimated share price. That price is subject to adjustments following finalization of the Opella completion accounts, expected at the earliest in the fourth quarter of 2025.
As of the closing date of the transaction, the carrying amount of Opella’s assets and liabilities in the Sanofi consolidated balance sheet was €11.3 billion.
The gain took into account the following components: (i) a reclassification of unrealized foreign exchange losses amounting to €0.5 billion associated with Opella operations, in accordance with IAS 21 (“The Effects of Changes in Foreign Exchange Rates”); (ii) recognition of the retained 48.2% equity interest in OPAL JV Co (over which Sanofi exercises significant influence as defined in IAS 28 “Investments in Associates and Joint Ventures”), reported within the balance sheet line item Investments accounted for using the equity method at an amount of €3.2 billion (representing the fair value of the equity interest at the date of initial recognition in accordance with IFRS 10 and included in the estimated share price, plus capitalized transaction costs); and (iii) other items, mainly comprising compensation as agreed under the separation agreements.
The Opella transaction generated a net cash inflow of €10.7 billion, presented within the line item Net cash inflow from the Opella transaction in the statement of cash flows.
As a reminder, on October 21, 2024, Sanofi and CD&R entered into exclusive negotiations for the transfer of a controlling interest in Opella. As of December 31, 2024, completion of the transaction was considered highly probable. In accordance with the classification and presentation requirements of IFRS 5 (see Note B.7. to the consolidated financial statements for the year ended December 31, 2024), all assets of Opella and all liabilities directly related to those assets were classified from October 21, 2024 in the line items Assets held for sale and Liabilities related to assets held for sale, respectively, in the consolidated balance sheet (see Notes D.8. and D.36. to the consolidated financial statements for the year ended December 31, 2024). Opella (formerly known as Consumer Healthcare) constituted an operating segment of Sanofi until October 21, 2024 (see Note D.35., "Segment Information" to the consolidated financial statements for the year ended December 31, 2024). Consequently, Opella met the definition of a discontinued operation under IFRS 5 (see Note B.7. to the consolidated financial statements for the year ended December 31, 2024), as a result of which the net income from that business was presented separately within the line item Net income from discontinued operations in the consolidated income statement. This presentation in a separate income statement line item applied to operations for the year ended December 31, 2024, and on a consistent basis for the comparative periods presented. The cash flows arising from operating, investing and financing activities of the Opella business were also presented in separate line items in the consolidated statements of cash flows for the year ended December 31, 2024 and for the comparative periods presented.
B.1.2. Acquisition of Dren-0201, Inc.
On May 27, 2025, Sanofi announced the completion of the acquisition of 100% of Dren-0201, Inc., adding SAR448501 (formerly DR-0201) to Sanofi’s immunology pipeline. DR-0201, now named SAR448501, has shown robust B-cell depletion in pre-clinical and early clinical studies. This potential first-in-class targeted bispecific myeloid cell engager targets and engages specific tissue-resident and trafficking myeloid cells to induce deep B-cell depletion via targeted phagocytosis. Recent pre-clinical and early clinical study data in autoimmune diseases suggest that deep B-cell depletion has the potential to reset the adaptive immune system, leading to sustained treatment-free remission in patients with refractory B-cell mediated autoimmune diseases such as lupus, where significant unmet medical needs remain.
The transaction did not meet the criteria for a business combination under IFRS 3, and consequently was accounted for as an acquisition of a group of assets.
The acquisition price was $600 million. Of that amount (plus acquisition-related costs), $562 million was allocated to in-process development in respect of SAR448501, and recognized within Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed in the transaction.
In addition, potential future payments totalling $1.3 billion contingent on attainment of certain development and launch milestones have been recognized as off balance sheet commitments. These milestones will be added to the value of the SAR448501 intangible asset if and when attained.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of $602 million.
B.1.3. Agreed transactions expected to be finalized in the second half of 2025
Acquisition of Vigil Neuroscience, Inc.
On May 22, 2025, Sanofi announced that it had entered into an agreement to acquire Vigil Neuroscience, Inc. (“Vigil”), a publicly traded clinical-stage biotechnology company focused on developing novel therapies for neurodegenerative diseases. This acquisition in neurology, one of Sanofi’s four strategic disease areas, enhances Sanofi’s early-stage pipeline and includes VG-3927, which will be evaluated in a phase 2 clinical study in Alzheimer’s disease. VG-3927 is an oral small molecule TREM2 agonist. Activating TREM2 is expected to enhance the neuroprotective function of microglia in Alzheimer’s disease.
Under the terms of a share purchase agreement (including the exclusive right of first negotiation for an exclusive license to VG-3927 or for transfer of the rights to research, develop, manufacture, and commercialize VG-3927) entered into by Sanofi and Vigil in June 2024 for an amount of $40 million, Sanofi already held an equity interest in Vigil Neuroscience, Inc., representing approximately 12% of Vigil’s share capital. That equity interest was remeasured at market value as at June 30, 2025 through Other comprehensive income.
VGL101, Vigil’s second molecule program, is not being acquired by Sanofi.
Sanofi will acquire all outstanding common shares of Vigil for $8.00 per share in cash at closing. Based on $8.00 per share, the total equity value of Vigil represents approximately $470 million (on a fully diluted basis).
In addition, Vigil’s shareholders will receive one non-transferable and non-tradeable contractual contingent value right (CVR) per Vigil share entitling the holder to receive a deferred cash payment of $2.00, contingent upon the first commercial sales of VG-3927.
The acquisition is expected to close in the third quarter of 2025 subject to closing conditions.
Acquisition of Blueprint Medicines Corporation
On June 2, 2025, Sanofi and Blueprint Medicines Corporation (Blueprint), a US-based, publicly traded biopharmaceutical company specializing in systemic mastocytosis (SM), a rare immunological disease, and other KIT-driven diseases, entered into an agreement under which Sanofi agreed to acquire Blueprint.
The acquisition included a rare immunology disease medicine, Ayvakit/Ayvakyt (avapritinib), approved in the US and the EU, and a promising advanced and early-stage immunology pipeline. Blueprint’s established presence among allergists, dermatologists, and immunologists is expected to enhance Sanofi’s growing immunology pipeline.
Under the terms of the acquisition, Sanofi agreed to pay $129.00 per share in cash at closing, representing an equity value of approximately $9.1 billion for 100% of the shares. Blueprint shareholders also received one non-tradable contractual contingent value right (CVR) per share which entitles the holder to receive two potential milestone payments of $2.00 and $4.00 per CVR on the attainment of future development and regulatory milestones within the applicable milestone period, respectively, for BLU-808. The total equity value of the transaction, including potential CVR payments, represents approximately $9.5 billion on a fully diluted basis.
In July 2025, Sanofi obtained control of Blueprint after all tender offer and merger conditions had been met.